Income Taxes (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of loss before income tax
Domestic		$ (677,000)	$ (6,427,000)	$ (7,550,000)
Foreign		(96,000)	(672,000)
Total loss before income tax		(773,000)	(7,099,000)	(7,550,000)
Components of income tax (expense) benefit
Federal		439,000
State and local		57,000	(22,000)
Foreign		(10,000)
Total income tax (expense) benefit		486,000	(22,000)
Total income tax (expense) benefit allocation
Current		5,000	(22,000)
Deferred	483,000	481,000
Total income tax (expense) benefit		486,000	(22,000)
Reconciliation of the difference between the effective income tax rate and the statutory federal income tax rate
U.S. statutory Federal rate (as a percent)		34.00%	34.00%	34.00%
Increase (decrease) resulting from:
Expenses not deductible for tax purposes (as a percent)		(25.10%)	(0.80%)	(0.20%)
State income taxes, net of federal benefit (as a percent)		1.20%	(0.30%)
Stock compensation (as a percent)		(79.80%)
Changes in valuation allowance for deferred income taxes (as a percent)		133.60%	(34.20%)	(34.40%)
Other (as a percent)		(1.00%)	1.00%	0.60%
Effective tax rate (as a percent)		62.90%	(0.30%)	0.00%
Federal
Net operating loss carryforwards
Amount of net operating loss carryforwards		27,000,000
Foreign
Net operating loss carryforwards
Amount of net operating loss carryforwards		$ 57,000